Investments - Narrative (Details)				3 Months Ended								12 Months Ended
		Dec. 31, 2022 USD ($) state	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) state	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) state		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Summary of Investment Holdings [Line Items]
Debt securities, rated by investment advisor		$ 32,000,000	$ 13,000,000	$ 32,000,000				$ 13,000,000				$ 32,000,000		$ 13,000,000
Securities on deposit with regulatory authorities		90,000,000	117,000,000	90,000,000				117,000,000				90,000,000		117,000,000
Aggregate fair value of securities sold at a loss												$ 5,376,000,000		$ 2,604,000,000		$ 7,612,000,000
Aggregate fair value of securities sold at a loss, percentage of book value												93.00%		95.00%		97.00%
Proceeds from sales of available-for-sale debt securities												$ 7,980,000,000		$ 9,600,000,000		$ 25,533,000,000
Collateralized loan obligation		276,000,000		276,000,000								276,000,000
Unconsolidated VIEs, exposure to loss		3,285,000,000	3,860,000,000	3,285,000,000				3,860,000,000				3,285,000,000		3,860,000,000
Equity securities	[1]	393,000,000	279,000,000	393,000,000				279,000,000				393,000,000		279,000,000
Mortgage loans	[1]	10,967,000,000	11,482,000,000	10,967,000,000				11,482,000,000				10,967,000,000		11,482,000,000
Allowance for credit loss		95,000,000	94,000,000	95,000,000				94,000,000				95,000,000		94,000,000		179,000,000
Financing receivables, accrued interest receivable		48,000,000	44,000,000	48,000,000				44,000,000				$ 48,000,000		44,000,000
Deferral of interest and principal payments, repayment period, COVID-19												1 year
Deferred interest and principal payments, COVID-19		10,000,000		10,000,000								$ 10,000,000
Recorded investment		15,000,000	6,000,000	15,000,000				6,000,000				15,000,000		6,000,000
Unpaid principal balance, no related allowance		16,000,000	7,000,000	16,000,000				7,000,000				16,000,000		7,000,000
Average recorded investment												18,000,000		2,000,000
Investment income												0		0
Stressed loans		3,000,000	0	3,000,000				0				3,000,000		0
Policy loans, fair value under fair value option		3,419,000,000	3,467,000,000	3,419,000,000				3,467,000,000				3,419,000,000		3,467,000,000
Policy loans not held as collateral for reinsurance		1,000,000,000.0	1,000,000,000.0	1,000,000,000.0				1,000,000,000.0				1,000,000,000.0		1,000,000,000.0
Other invested assets	[1]	3,595,000,000	3,199,000,000	3,595,000,000				3,199,000,000				3,595,000,000		3,199,000,000
Investment in limited partnership										$ 420,000,000
Sale of limited partnership investments									$ 168,000,000	236,000,000
Securities loaned		$ 35,000,000	17,000,000	$ 35,000,000				17,000,000				$ 35,000,000		17,000,000
Securities loaned, minimum percent of fair value required as collateral		102.00%		102.00%								102.00%
Securities loaned, cash collateral		$ 36,000,000	$ 17,000,000	$ 36,000,000				17,000,000				$ 36,000,000		17,000,000
Repurchase agreements, weighted average interest rate		2.54%	0.07%
Repurchase agreement balance		$ 1,012,000,000	$ 1,572,000,000	1,012,000,000				1,572,000,000				1,012,000,000		1,572,000,000
Interest expense				40,000,000	$ 29,000,000	$ 24,000,000	$ 20,000,000	18,000,000	$ 6,000,000	$ 7,000,000	$ 6,000,000	113,000,000	[2]	37,000,000	[2]	88,000,000
Repurchase agreements, highest level of amount outstanding												1,012,000,000		2,349,000,000
Repurchase agreements
Summary of Investment Holdings [Line Items]
Short-term debt		311,000,000	1,548,000,000	311,000,000				1,548,000,000				$ 311,000,000		1,548,000,000
Minimum
Summary of Investment Holdings [Line Items]
Deferral of interest and principal payments, period, COVID-19												6 months
Maximum
Summary of Investment Holdings [Line Items]
Deferral of interest and principal payments, period, COVID-19												14 months
Commercial mortgage loans
Summary of Investment Holdings [Line Items]
Mortgage loans		10,200,000,000	10,500,000,000	10,200,000,000				10,500,000,000				$ 10,200,000,000		10,500,000,000
Allowance for credit loss		$ 91,000,000	85,000,000	$ 91,000,000				85,000,000				$ 91,000,000		85,000,000
Financing receivables, collateralized by properties, number of states | state		38		38								38
Financing receivables, accrued interest receivable		$ 39,000,000	32,000,000	$ 39,000,000				32,000,000				$ 39,000,000		32,000,000
Residential mortgage loans
Summary of Investment Holdings [Line Items]
Mortgage loans		1,308,000,000	939,000,000	1,308,000,000				939,000,000				1,308,000,000		939,000,000
Allowance for credit loss		$ 4,000,000	9,000,000	$ 4,000,000				9,000,000				$ 4,000,000		9,000,000
Financing receivables, collateralized by properties, number of states | state		50		50								50
Financing receivables, accrued interest receivable		$ 9,000,000	13,000,000	$ 9,000,000				13,000,000				$ 9,000,000		13,000,000
Unconsolidated VIEs
Summary of Investment Holdings [Line Items]
Equity securities		28,000,000	33,000,000	28,000,000				33,000,000				28,000,000		33,000,000
Unfunded partnership investment commitment
Summary of Investment Holdings [Line Items]
Unfunded commitments		$ 1,402,000,000	300,000,000	$ 1,402,000,000				300,000,000				$ 1,402,000,000		300,000,000
Corporate securities, utilities
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage		16.00%		16.00%								16.00%
Corporate securities, healthcare
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage		10.00%		10.00%								10.00%
Corporate securities | Single corporate obligor
Summary of Investment Holdings [Line Items]
Debt securities, unrealized loss		$ 57,000,000	$ 16,000,000	$ 57,000,000				$ 16,000,000				$ 57,000,000		$ 16,000,000
Corporate securities, financial services
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage			16.00%					16.00%						16.00%
Corporate debt securities, energy
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage			15.00%					15.00%						15.00%
Equity securities
Summary of Investment Holdings [Line Items]
Unrealized gains (losses)												(52,000,000)		$ 26,000,000		(51,000,000)
Federal Home Loan Bank capital stock
Summary of Investment Holdings [Line Items]
Other invested assets		146,000,000	$ 125,000,000	146,000,000				$ 125,000,000				146,000,000		125,000,000
Real estate
Summary of Investment Holdings [Line Items]
Other invested assets		237,000,000	243,000,000	237,000,000				243,000,000				237,000,000		243,000,000
Real estate, foreclosed properties
Summary of Investment Holdings [Line Items]
Other invested assets		0	1,000,000	0				1,000,000				0		1,000,000
Limited partnerships
Summary of Investment Holdings [Line Items]
Other invested assets		$ 3,212,000,000	$ 2,831,000,000	$ 3,212,000,000				$ 2,831,000,000				3,212,000,000		2,831,000,000
Repurchase agreements
Summary of Investment Holdings [Line Items]
Interest expense												$ 8,000,000		$ 1,000,000		$ 1,000,000
Investment grade
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage		78.00%	76.00%	78.00%				76.00%				78.00%		76.00%
Below investment grade
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage		2.00%	2.00%	2.00%				2.00%				2.00%		2.00%
Not rated
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage		20.00%	22.00%	20.00%				22.00%				20.00%		22.00%
Below investment grade or not rated
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage		21.00%	16.00%	21.00%				16.00%				21.00%		16.00%

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.